Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Accounts Receivable - Related Parties	Accounts receivable - related parties consists of the following:
Name	Related party relationship	September 30, 2023	September 30, 2022
Shanghai Situma Intelligent Technology Co., Ltd.	Minority shareholder of the Company	$393,068	$-
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	364,750	162,024
Jinmed International Co., Ltd.	An entity controlled by the CEO	141,131	-
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO	49,000	55,187
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	-	1,468
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	-	34,794
Subtotal		947,949	253,473
Less: allowance for doubtful accounts		-	-
Total accounts receivable, net - related parties		$947,949	$253,473

Schedule of Due from Related Parties	Due from related parties consists of the following:
Name	Related party relationship	September 30, 2023	September 30, 2022
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. (“Zhongjin Kanglu”) (1)	An entity controlled by the CEO	$4,189,813	$-
Huaniaoyuan Catering Management (Changzhou) Co. Ltd.	An entity controlled by the CEO	50,711	33,285
Other	Director of the Company	-	2,972
Total due from related parties		$4,240,524	$36,257
(1)	As of September 30, 2023, the balance due from a related party, Zhongjin Kanglu, was $4,189,813. During the year ended September 30, 2023, as a business collaboration, the Company made advances to Zhongjin Kanglu in the amount of $4,113,000 (RMB30.0 million) as for its temporary working capital needs during the normal course of business. The $4,113,000 advance made to Zhongjin Kanglu has been fully collected in October 2023. The Company expects to make no such advances to its related parties in the future.

Schedule of Deferred Revenue	Deferred revenue – related parties consist of the following:
Name	Related party relationship	September 30, 2023	September 30, 2022
Jin Med Medical (Korea) Co., Ltd.	An entity controlled by the CEO	$117,424	$-
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	1,371	-
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	325	-
Total deferred revenue – related parties		$119,120	$-

Schedule of Due to Related Parties	Due to related parties consists of the following:
Name	Related party relationship	September 30, 2023	September 30, 2022
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$-	$118,066
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd.	An entity controlled by the CEO	630	-
Changzhou Zhongjian Kanglu Information Technology Co., Ltd	An entity controlled by the CEO	494	-
Total due to related parties		$1,124	$118,066

Schedule of Revenue from Related Parties	Revenue from related parties consists of the following:
		For the Years Ended September 30,
Name	Related party relationship	2023	2022	2021
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$858,743	$737,450	$578,302
Jinmed International Co., Ltd.	An entity controlled by the CEO	146,268	-	-
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	6,759	276,429	52,274
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO	-	70,816	-
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	10,588	24,707	26,484
Huaniaoyuan Catering Management (Changzhou) Co. Ltd.	An entity controlled by the CEO	-	1,621	-
Total revenue from related parties		$1,022,358	$1,111,023	$657,060